Expense Example - Janus Henderson Artificial Intelligence ETF - Janus Henderson Artificial Intelligence ETF, Janus Henderson Artificial Intelligence ETF	Aug. 18, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	$ 189